Finance debt (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	$ 3,072	$ 567
Repayment of principal	(1,553)	(2,335)
Repayment of interest	(857)	(998)
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	3,072	567
Repayment of principal	(1,547)	(2,318)
Repayment of interest	(856)	(995)
Finance Debt [Member] | Changes In Finance Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	3,072	567
Repayment of principal	(1,553)	(2,335)
Repayment of interest	(857)	(998)
Finance Debt [Member] | Deposits Financing [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	6	17
Repayment of interest	$ 1	$ 3